CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation gain (loss), tax	$ (734)	$ (129)	$ (347)
Deferred gain from available for sale investments, tax	0	0	0
Gain on sale of equity method investment, tax	$ (410)	$ 0	$ 0